Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Significant Accounting Policies
Schedule of property plant equipment useful life

Plant and machinery	3-10 years
Hydrogen production plant – internal	8-20 years
Office and other equipment	3-10 years
Leases	Lease term

Schedule of intangible assets useful life

Software	3 years
Completed development technology	3 years
Intellectual property	Indefinite useful life